ORGANIZATION AND BUSINESS (Detail) $ / shares in Units, ft² in Millions		6 Months Ended	12 Months Ended	24 Months Ended
	Apr. 04, 2014 shares	Jun. 30, 2020 USD ($) ft² Property State Loan $ / shares shares	Dec. 31, 2019 USD ($) ft² Property State Loan $ / shares shares	Apr. 04, 2014 shares	Aug. 14, 2020 $ / shares	May 29, 2020 $ / shares	May 26, 2020 $ / shares	Mar. 31, 2020 $ / shares	Mar. 27, 2020 $ / shares	Dec. 31, 2018 USD ($) Property $ / shares shares	Dec. 31, 2017 USD ($)	Aug. 02, 2016 USD ($)	Jun. 30, 2016 USD ($) shares	Dec. 19, 2013 USD ($)	Jan. 26, 2012 USD ($)
Organization and Business [Line Items]
Number of owned properties | Property		381	396
Rentable commercial space | ft²		18.1	19.1
Number of states in which entity owns properties | State		42	43
Percentage of rentable space leased		94.60%	94.60%
Number of real estate properties held for sale | Property		1	29							1
Number of loans | Loan		143	12
Net book value			$ 301,630,000
Common stock, shares issued (in shares) | shares	297,400,000	309,948,707	311,207,725	297,400,000						311,381,396
Common stock, shares deregistered (shares) | shares	404,000			404,000
NAV per share (USD per share) | $ / shares		$ 7.31	$ 7.77				$ 7.26			$ 8.65
Net book value		$ 598,395,000	$ 301,630,000							$ 89,762,000
Real estate-related securities		$ 16,103,000	0
IPO
Organization and Business [Line Items]
Common stock, shares authorized															$ 2,975,000,000
Common stock, shares issued (in shares) | shares	292,300,000			292,300,000
DRIP
Organization and Business [Line Items]
Common stock, shares authorized			$ 600.0							$ 600.0	$ 600.0
Common stock, shares issued (in shares) | shares	5,100,000			5,100,000									241,700,000
Common stock shares registered dividend reinvestment plan, value												$ 600,000,000		$ 247,000,000
Remaining unsold common stock													$ 5,300,000
Share price (USD per share) | $ / shares						$ 7.26
CIM Real Estate Finance Operating Partnership, LP
Organization and Business [Line Items]
General partner partnership interest percentage		100.00%	100.00%
Subsequent event | DRIP
Organization and Business [Line Items]
Share price (USD per share) | $ / shares					$ 7.31			$ 7.77	$ 7.77